Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Jan. 01, 2015
Prospectus Date	Jan. 01, 2015
Dreyfus Conservative Allocation Fund | Dreyfus Conservative Allocation Fund
Risk/Return:
Trading Symbol	SCALX
Dreyfus Moderate Allocation Fund | Dreyfus Moderate Allocation Fund
Risk/Return:
Trading Symbol	SMDAX
Dreyfus Growth Allocation Fund | Dreyfus Growth Allocation Fund
Risk/Return:
Trading Symbol	SGALX